ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 20, 2023
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Additional Paid in Capital, Common Stock		$ 10,954,201	$ 16,203,206
Weighted Average Number of Shares Outstanding, Diluted	[1]	51,539,531	50,000,000	50,000,000
Other Additional Capital [Member]
Additional Paid in Capital, Common Stock				$ 10,015
Common Class A [Member]
Converted, shares		34,401,887
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Class B [Member]
Converted, shares		15,598,113
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.